REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

	Years Ended December 31,
	2025	2024	2023
Resorts Revenue
– Sale of goods	$714,606	$-	$2,558,933
– Services	1,483,102	-	1,892,451
Resorts sub-total	2,197,708	-	4,451,384
Academy Revenue
– Digital	904,803	1,295,759	5,911,423
– In-Person	3,825,379	4,085,729	2,462,425
Academy sub-total	4,730,182	5,381,488	8,373,848
School Revenue
– Digital	-	-	-
– In-Person	1,459,332	2,200,474	9,712,312
School sub-total	1,459,332	2,200,474	9,712,312
Total Revenue	$8,387,222	$7,581,962	$22,537,544